Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Summary of Inventories
Inventories

(CAD$ in millions)	December 31, 2019	December 31, 2018
Supplies	$721	$693
Raw materials	271	300
Work in process	491	595
Finished products	573	539
	2,056	2,127
Less long-term portion (Note 14)	(75)	(62)
	$1,981	$2,065